Shareholder Report, Holdings (Details) - DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares	Jul. 31, 2024
Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	0.60%
School District
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Education
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Water
Holdings [Line Items]
Percent of Net Asset Value	5.50%
General Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Development
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Medical
Holdings [Line Items]
Percent of Net Asset Value	31.50%